UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825
American Growth Fund, Inc.
(Exact name ofregistrant as specified in charter)
1636 Logan Street, Denver, CO 80203
(Address of principal executive offices) (Zip code)
__________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code: 303-626-0600
Date of fiscal year end: 07/31/2021
Date of reporting period: 07/01/2021 - 06/30/2022
FormN-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 ofeach year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The 0MB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Records for the American Growth Cannabis Fund

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Date Notified	Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote Yes or No	How Cast its Vote	Cast its Vote For or Against Management	Date Voted
7/7/2021	TILRAY INC.	TLRY 88688T100	7/29/2021	1 Approve an amendment to Tilray's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") to increase the authorized capital stock of Tilray from 743,333,333 shares to 990,000,000 shares of capital stock.	Issuer	Yes	For	For	7/9/2021
				2 Approve an amendment to the Certificate of Incorporation to elect not to be governed by Section 203 of Delaware General Corporation Law.	Issuer	Yes	For	For
				3 Approve an amendment to the Certificate of Incorporation to permit stockholders of the Company to take action by written consent.	Issuer	Yes	For	For
				4 Approve amendments to the Certificate of Incorporation related to the following governance changes: (1) eliminate the dual structure of Class 1 Common Stock and Class 2 Common Stock; (2) declassify the board of directors of the Company; (3) remove limitations on the corporate opportunity doctrine; and (4) provide that the directors of the Company may be removed with or without cause at any time by the holders of a majority of the voting power of the Company's then-outstanding shares of capital stock, subject to the rights of holders of Preferred Stock.	Issuer	Yes	For	For
				5 Approve amendments to the Certificate of incorporation to eliminate certain provisions related to the Company's prior status as a "controlled company" and make other administrative and conforming amendments and changes as necessary in light of the foregoing proposals.	Issuer	Yes	For	For
				6 Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes to approve the foregoing proposals.	Issuer	Yes	For	For
7/27/2021	HEXO CORP.	HEXO 428304307	8/20/2021	1 To consider and, if deemed advisable, to pass, with or without variation, a resolution (the "Transaction Resolution"), the full text of which is set forth in Appendix A to the accompanying management information circular relating to the Meeting (the "Circular"), authorizing and approving the issuance by the Corporation, to the shareholders of the entities that carry on the business of Redecan (the "Redecan Shareholders"), of 69,721,116 Common Shares, representing, collectively with the Common Shares issuable in connection with the Senior Secured Convertible Note due 2023 (as defined below), more than 25% of the issued and outstanding Common Shares (on a non-diluted basis), the whole pursuant to that certain share purchase agreement dated May 28, 2021 among the Corporation and the Redecan Shareholders (the "Transaction"), all as more particularly described in the accompanying Circular.	Issuer	Yes	For	For	7/9/2021
				2 To consider and, if deemed advisable, to pass, with or without variation, a resolution (the "Financing Resolution"), the full text of which is set forth in Appendix B to the accompanying Circular, authorizing and approving certain aspects of the Corporation's senior secured convertible note due May 1, 2023 issued on May 27, 2021 in an aggregate principal amount of US$360.0 million (the "Senior Secured Convertible Note due 2023") in order to finance the cash portion of the purchase price of the Transaction, as required pursuant to the rules of the Toronto Stock Exchange (the "TSX"), including (i) the issuance of more than 32,198,894 Common Shares on the conversion or redemption of the Senior Secured Convertible Note due 2023, representing more than 25% of the issued and outstanding Common Shares (on a non-diluted basis), and (ii) the issuance of Common Shares by the Corporation at a price less than the market price of the Common Shares, less any allowable discount, both as determined by TSX rules in the event that it wishes to satisfy redemption and certain other payments under the Senior Secured Convertible Note due 2023 in Common Shares.	Issuer	Yes	For	For
8/18/2021	NEPTUNE WELLNESS SOLUTIONS INC.	NEPT 64079L105	8/26/2021	1 Election of Directors :	Issuer	Yes	For All	For All	8/20/2021
Election of Director Mr. John M. Moretz
Election of Director Mr. Michael Cammarata
Election of Director Dr. Ronald Denis
Election of Director Mr. Joseph Buaron
Election of Director Mr. Michael de Geus
Election of Director Ms. Julie Phillips
				2 The appointment of Ernst & Young LLP as auditor of the Corporation for the ensuing year and authorizing the Directors to fix its remuneration.	Issuer	Yes	For	For
				3 To consider, and if thought advisable, to pass, with or without variation, an ordinary resolution approving the unallocated options under the Corporation's stock option plan, as more particularly described in the management information circular (the "Circular").	Issuer	Yes	For	For
				4 To consider, and if thought advisable, to pass, with or without variation, an ordinary resolution approving the unallocated entitlements under the Corporation's equity incentive plan, as more particularly described in the Circular.	Issuer	Yes	For	For
8/19/2021	TILRAY INC.	TLRY 88688T100	9/10/2021	1 Approve an amendment to Tilray's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") to increase the authorized capital stock of Tilray from 743,333,333 shares to 990,000,000 shares of capital stock.	Issuer	Yes	For	For	8/20/2021
				2 Approve an amendment to the Certificate of Incorporation to elect not to be governed by Section 203 of Delaware General Corporation Law.	Issuer	Yes	For	For
				3 Approve an amendment to the Certificate of Incorporation to permit stockholders of the Company to take action by written consent.	Issuer	Yes	For	For
				4 Approve amendments to the Certificate of Incorporation related to the following governance changes: (1) eliminate the dual structure of Class 1 Common Stock and Class 2 Common Stock; (2) declassify the board of directors of the Company; (3) remove limitations on the corporate opportunity doctrine; and (4) provide that the directors of the Company may be removed with or without cause at any time by the holders of a majority of the voting power of the Company's then-outstanding shares of capital stock, subject to the rights of holders of Preferred Stock.	Issuer	Yes	For	For
				5 Approve amendments to the Certificate of incorporation to eliminate certain provisions related to the Company's prior status as a "controlled company" and make other administrative and conforming amendments and changes as necessary in light of the foregoing proposals.	Issuer	Yes	For	For
				6 Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes to approve the foregoing proposals.	Issuer	Yes	For	For
8/9/2021	CANOPY GROWTH CORPORATION	CGC 138035100	9/14/2021	1a Election of Director: Judy A. Schmeling	Issuer	Yes	For	For	8/20/2021
				1b Election of Director David Klein	Issuer	Yes	vFor	For
				1c Election of Director Robert L. Hanson	Issuer	Yes	For	For
				1d Election of Director David Lazzarato	Issuer	Yes	For	For
				1e Election of Director William A. Newlands	Issuer	Yes	For	For
				1f Election of Director James A. Sabia, Jr.	Issuer	Yes	For	For
				1g Election of Director Theresa Yanofsky	Issuer	Yes	For	For
				2 The re-appointment of KPMG LLP, Chartered Professional Accountants, as the Company's auditor and independent registered public accounting firm for the fiscal year 2021 and authorizing the directors of the Company to fix their remuneration.	Issuer	Yes	For	For
				3 To confirm and ratify certain amendments to the company's by-laws, including an increase in the quorum requirements for meetings of Shareholders and other amendments of a housekeeping nature, that were previously approved by the Board of Directors.	Issuer	Yes	For	For
				4 To adopt, on an advisory (non-binding) basis, a resolution approving the compensation of the Company's named executive officers, as described in the proxy statement.	Issuer	Yes	For	For
10/1/2021	TILRAY INC.	TLRY 88688T100	11/22/2021	1 Vote Board of Directors:	Issuer	Yes	For All	For All	10/1/2021
Election of Director Brendan Kennedy
Election of Director John M. Herhalt
Election of Director Walter Robb
Election of Director Jodi Butts
Election of Director David Hopkinson
Election of Director Thomas Looney
Election of Director Irwin D. Simon
Election of Director Renah Persofsky
Election of Director David Clanachan
				2 To approve, the non-binding advisory resolution on the named executive officer compensation.	Issuer	Yes	For	For
				3 To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2022.	Issuer	Yes	For	For
10/9/2021	AURORA CANNABIS INC.	ACB 05156X884	11/12/2021	1 To set the number of Directors at Eight (8).	Issuer	Yes	For	For	10/15/2021
				2 Election of Directors	Issuer	Yes	For All	For All
Election of Director Ron Funk
Election of Director Miguel Martin
Election of Director Michael Singer
Election of Director Norma Beauchamp
Election of Director Margaret Shan Atkins
Election of Director Theresa Firestone
Election of Director Adam Szweras
Election of Director Lance Friedmann
				3 Appointment of KPMG LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
				4 To consider and, if deemed appropriate, to pass with or without variation, a non-binding advisory resolution on the Company's approach to executive compensation, as more particularly described in the accompanying Information Circular.	Issuer	Yes	For	For
				5 To renew and confirm by ordinary resolution, the Company's existing Shareholder Rights Plan and its continuation for a three-year period, as more particularly described in the accompanying Information Circular.	Issuer	Yes	For	For
10/30/2021	LIFEIST WELLNESS INC.	NXTTF 53228D106	11/30/2021	1 Election of Directors :					11/12/2021
				Election of Director Meni Morim	Issuer	Yes	For	For
				Election of Director Baran Dilaver	Issuer	Yes	For	For
				Election of Director Laurens Feenstra	Issuer	Yes	For	For
				Election of Director Branden Spikes	Issuer	Yes	For	For
				Election of Director Barbara Boyd	Issuer	Yes	For	For
				2 Appointment of Baker Tilly WM LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
				3 To approve an ordinary resolution approving the ratification of the Company's Amended and Restated Stock Option Plan.	Issuer	Yes	For	For
12/10/2021	EMERALD HEALTH THERAPEUTICS, INC.	EMHTF 29102R106	12/30/2021	1 To set the number of Directors at three.	Issuer	Yes	For	For	12/17/2021
				2 Election of Directors	Issuer	Yes	For All	For All
Election of Director Jim Heppell
Election of Director Punit Dhillon
Election of Director Bob Rai
				3 Appointment of MNP LLP, Chartered Accountants as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
2/3/2022	ORGANIGRAM HOLDINGS INC	OGI 68620P101	2/23/2022	1 Election of Director Peter Amirault	Issuer	Yes	For All	For All	2/4/2022
Election of Director Beena Goldenberg
Election of Director Dexter John
Election of Director Geoffrey Machum
Election of Director Ken Manget
Election of Director Sherry Porter
Election of Director Stephen A. Smith
Election of Director Marni Wieshofer
				2 Appointment of KPMG LLP as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
2/9/2022	CBDMD, INC.	YCBD 12482W101	3/11/2022	1 Vote Board of Directors:	Issuer	Yes	For All	For All	2/11/2022
Election of Director Martin A. Sumichrast
Election of Director R. Scott Coffman
Election of Director Bakari Sellers
Election of Director William F. Raines, III
Election of Director Peter J. Ghiloni
Election of Director Scott G. Stephen
				2 The ratification of the appointment of Cherry Bekaert LLP as the Company's independent registered public firm.	Issuer	Yes	For	For
2/16/2022	HEXO CORP.	HEXO 428304307	3/8/2022	1 Election of Directors :	Issuer	Yes	For All	For All	2/18/2022
Election of Director John K. Bell
Election of Director Scott Cooper
Election of Director Rose Marie Gage
Election of Director Dr. Lauren Chung
Election of Director Hélène F. Fortin
Election of Director Brad Kotush
Election of Director Peter Stringham
Election of Director Peter James Montour
Election of Director Will Montour
				2 Appointment of PricewaterhouseCoopers LLP as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Issuer	Yes	For	For
				3 To consider and, if thought advisable, pass, with or without variation, a special resolution, the full text of which is set forth in the accompanying management information circular (the "Circular"), approving a change in the municipality in Ontario in which the Corporation's registered office is located to Belleville.	Issuer	Yes	For	For
				4 To consider and, if thought advisable, pass, with or without variation, a special resolution, the full text of which is set forth in the accompanying Circular, authorizing the Corporation to amend its articles to increase the maximum number of directors from ten (10) to twelve (12).	Issuer	Yes	For	For
				5 To consider and, if thought advisable, pass, with or without variation, a special resolution, the full text of which is set forth in the Circular, authorizing and approving an amendment to the Articles of the Corporation to effect a consolidation of the issued and outstanding Common Shares on the basis of one (1) post-consolidation Common Share for a number of pre-consolidation Common Shares to be determined within a range of two (2) and fourteen (14) pre-consolidation Common Shares, and authorizing the Board of Directors of the Corporation to determine the final consolidation ratio within such range in its sole discretion, as more particularly described in the Circular.	Issuer	Yes	For	For
				6 To consider and, if thought advisable, pass an ordinary resolution, the full text of which is set forth in the Circular, approving the unallocated awards under the Corporation's Amended and Restated Omnibus Long-Term Incentive Plan and ratifying the previous grants of certain awards thereunder, as more particularly described in the Circular.	Issuer	Yes	For	For
4/14/2022	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	IIPR 45781V101	5/18/2022	1.1 Election of Director to serve until the next Annual Meeting Alan Gold	Issuer	Yes	For	For	4/14/2022
				1.2 Election of Director to serve until the next Annual Meeting Gary Kreitzer	Issuer	Yes	For	For
				1.3 Election of Director to serve until the next Annual Meeting Mary Curran	Issuer	Yes	For	For
				1.4 Election of Director to serve until the next Annual Meeting Scott Shoemaker	Issuer	Yes	For	For
				1.5 Election of Director to serve until the next Annual Meeting Paul Smithers	Issuer	Yes	For	For
				1.6 Election of Director to serve until the next Annual Meeting David Stecher	Issuer	Yes	For	For
				2 Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Issuer	Yes	For	For
				3 Approval on a non-binding advisory basis of the compensation of the Company's named executive officers.	Issuer	Yes	For	For
4/30/2022	VILLAGE FARMS INTERNATIONAL, INC.	VFF 92707Y108	5/24/2022	1a Election of Director: Michael A. DeGiglio	Issuer	Yes	For	For	5/6/2022
				1b Election of Director John P. Henry	Issuer	Yes	For	For
				1c Election of Director David Holewinski	Issuer	Yes	For	For
				1d Election of Director John R. McLernon	Issuer	Yes	For	For
				1e Election of Director Stephen C. Ruffini	Issuer	Yes	For	For
				1f Election of Director Christopher C. Woodward	Issuer	Yes	For	For
				2 Approval of the compensation of the Company's named executive officers on an advisory, non-binding basis	Issuer	Yes	For	For
				3 Determination of the frequency of shareholder approval of the compensation of the Company's named executive officers on an advisory, non-binding basis	Issuer	Yes	1 Year	For
				4 Re-appointing PricewaterhouseCoopers LLP as the independent public accounting firm for the Company for the fiscal year ended December 31, 2022	Issuer	Yes	For	For
				5 Approval of the continuance of the Company under the Business Corporations Act (Ontario)	Issuer	Yes	For	For
5/7/2022	GROWGENERATION CORP.	GRWG 39986L109	6/23/2022	1 Vote Board of Directors:	Issuer	Yes	For All	For All	5/13/2022
Election of Director Darren Lampert
Election of Director Michael Salaman
Election of Director Eula Adams
Election of Director Stephen Aiello
Election of Director Paul Ciasullo
				2 To provide an advisory vote to approve the compensation paid to the Company's named executive officers pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 ("Say-on-Pay").	Issuer	Yes	For	For
				3 To provide an advisory vote to approve how frequently the Company should seek a Say-on-Pay advisory vote pursuant to the Dodd-Frank Act ("Say-on-Frequency").	Issuer	Yes	2 Years	For
				4 To approve and ratify the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm to audit the Company's financial statements as of December 31, 2022 and for the fiscal years then ending.	Issuer	Yes	For	For
5/20/2022	HEXO CORP.	HEXO 428304307	6/14/2022	1 To consider and, if deemed advisable, to pass, with or without variation, an ordinary resolution, the full text of which is set forth in the accompanying management information circular (the "Circular"), authorizing and approving certain amendments to the Corporation's senior secured convertible note as required pursuant to the rules of the Toronto Stock Exchange (the "TSX"), including (i) the potential issuance of more than 25% of the issued and outstanding Common Shares (on a non-diluted basis) in connection with the Amended Note (as defined in the Circular); (ii) the issuance of Common Shares to Tilray Brands, Inc., the proposed holder of the Amended Note, which may "materially affect control" of the Corporation; and (iii) the potential issuance of Common Shares by the Corporation at a price less than the market price of the Common Shares less the maximum allowable discount, both as determined by TSX rules, in the event that it wishes to or is required to satisfy certain redemption or other payments under or in connection with the Amended Note in Common Shares.	Issuer	Yes	For	For	5/20/2022
				2 To consider and, if deemed advisable, to pass, with or without variation, an ordinary resolution, the full text of which is set forth in the Circular, approving certain aspects of the Corporation's Equity Purchase Agreement with 2692106 Ontario Inc. (the "Investor") and KAOS Capital Ltd., as required pursuant to the rules of the TSX, including (i) the potential issuance of more than 25% of the issued and outstanding Common Shares (on a non-diluted basis) to the Investor; (ii) the issuance of Common Shares to the Investor which may "materially affect control" of the Corporation; and (iii) the potential issuance of Common Shares to the Investor at a price less than the market price of the Common Shares less the maximum allowable discount, both as determined by TSX rules.	Issuer	Yes	For	For